Property, Plant and Equipment, Net (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 871,445		$ 615,050	$ 563,120
Cost of revenue	777,291		546,305	507,072
Assets disposed	2,100,000	¥ 15.2
Cash proceeds	738,607
Fixed asset costs	2,800,000
Accumulated depreciation	1,100,000
Net gain	337,941
Sale recognized gain	1,176
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	94,154		68,745	$ 56,048
Cash proceeds	$ 734,000		$ 1,486,000